Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	7 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Cash and marketable securities held in trust account	$ 414,275,432	$ 414,228,281	$ 414,228,281
Investment income, interest	0		$ 0
Public Warrant [Member]
Fair value of liabilities transferred out of level 3	$ 0	34,697,600
Percentage volatilities of public warrant estimated before the expected business combination	10.00%		10.00%
Percentage volatilities of public warrant estimated after the expected business combination	20.00%		20.00%
Private Placement Warrant [Member]
Percentage volatilities of public warrant estimated before the expected business combination	10.00%		10.00%
Percentage volatilities of public warrant estimated after the expected business combination	20.00%		20.00%
Money Market Funds
Cash and marketable securities held in trust account	$ 414,275,432	575	$ 575
US Treasury Securities
Cash and marketable securities held in trust account		$ 414,232,051	$ 414,232,051